THE RBB FUND, INC.

F/m 6-Month Investment Grade Corporate Bond ETF

F/m 9-18 Month Investment Grade Corporate Bond ETF

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTRE)

F/m 5-Year Investment Grade Corporate Bond ETF

F/m 7-Year Investment Grade Corporate Bond ETF

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTEN)

F/m 20-Year Investment Grade Corporate Bond ETF

F/m 30-Year Investment Grade Corporate Bond ETF

F/m 15+ Year Investment Grade Corporate Bond ETF

(each a “Fund” and together the “Funds”)

______________________________________________________________________

Supplement dated April 2, 2025

to the Prospectus dated December 31, 2024

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting of the Board of Directors (“Board”) of The RBB Fund, Inc. held on February 5-6, 2025, the Board approved certain changes relating to the Funds, as described below, which will be effective in 60 days:

1.	F/m 6-Month Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 6-Month Investment Grade Corporate Bond ETF (the “F/m 6-Month ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 6 Month Maturity Index (I39350US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 6 Month Maturity Index (“Underlying Index”), a subset of the Bloomberg US Liquid Corporate Maturity Index and the Bloomberg U.S. Credit + 144A Index (together, the “Parent Indices”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 6 months. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 3 months, but less than 9 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term of at least 3 months, but less than 9 months, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 476 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 30.25% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

There are two Parent Indices with respect to the Underlying Index. The Bloomberg US Liquid Corporate Maturity Index (the “LCM Parent Index”) and the Bloomberg US Credit + 144A Index (the “144A Parent Index”) were created by the Index Provider in January 2025 (with history backfilled to January 1, 2011) and April 2018 (with history backfilled to January 1, 1998), respectively.

The LCM Parent Index measures the performance of the most recent bond per issue across USD-denominated investment-grade corporate bonds with a specified maturity range. The Index Provider selects individual securities from the 144A Parent Index utilizing a rules-based approach by applying various screening rules and equally weighting the constituents. When selecting constituents, the determination occurs on the third-to-last business day of each month. The LCM Parent Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that are (i) included in the 144A Parent Index and (ii) have at least $300 million face value amount outstanding. For each specified maturity range, the eligible bonds must be at least the lower bound in years, but not including the upper bound, until final maturity, regardless of optionality, as of the end of the month. Enhanced Equipment Trust Certificate (EETC) bonds are excluded from the LCM Parent Index. LCM Parent Index constituents are equally weighted and the securities included in the LCM Parent Index are updated by the Index Provider on the last business day of each month.

The 144A Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the 144A Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the 144A Parent Index one (1) year prior to conversion to floating-rate. Excluded from the 144A Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The 144A Parent Index is market capitalization-weighted, and the securities included in the 144A Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and the Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 6-Month ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

2.	F/m 9-18 Month Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 9-18 Month Investment Grade Corporate Bond ETF (the “F/m 9-18 Month ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 9-18 Month Maturity Index (I39351US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 9-18 Month Maturity Index (“Underlying Index”), a subset of the Bloomberg US Liquid Corporate Maturity Index and the Bloomberg U.S. Credit + 144A Index (together, the “Parent Indices”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of at least 9 months, but less than 18 months. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of at least 9 months, but less than 18 months. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Indices; (ii) have a remaining term of at least 9 months, but less than 18 months, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 746 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 26.14% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

There are two Parent Indices with respect to the Underlying Index. The Bloomberg US Liquid Corporate Maturity Index (the “LCM Parent Index”) and the Bloomberg US Credit + 144A Index (the “144A Parent Index”) were created by the Index Provider in January 2025 (with history backfilled to January 1, 2011) and April 2018 (with history backfilled to January 1, 1998), respectively.

The LCM Parent Index measures the performance of the most recent bond per issue across USD-denominated investment-grade corporate bonds with a specified maturity range. The Index Provider selects individual securities from the 144A Parent Index utilizing a rules-based approach by applying various screening rules and equally weighting the constituents. When selecting constituents, the determination occurs on the third-to-last business day of each month. The LCM Parent Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that are (i) included in the 144A Parent Index and (ii) have at least $300 million face value amount outstanding. For each specified maturity range, the eligible bonds must be at least the lower bound in years, but not including the upper bound, until final maturity, regardless of optionality, as of the end of the month. Enhanced Equipment Trust Certificate (EETC) bonds are excluded from the LCM Parent Index. LCM Parent Index constituents are equally weighted and the securities included in the LCM Parent Index are updated by the Index Provider on the last business day of each month.

The 144A Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the 144A Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the 144A Parent Index one (1) year prior to conversion to floating-rate. Excluded from the 144A Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The 144A Parent Index is market capitalization-weighted, and the securities included in the 144A Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and the Parent Indices is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 9-18 Month ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

3.	F/m 2-Year Investment Grade Corporate Bond ETF (ZTWO)

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF (the “F/m 2-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 2 Year Maturity Index (I39297US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 2 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (I33843US) (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 2 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 1.5 years, but less than 2.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years, but less than 3.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 565 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 14.87% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 2-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

4.	F/m 3-Year Investment Grade Corporate Bond ETF (ZTRE)

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 3-Year Investment Grade Corporate Bond ETF (the “F/m 3-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 3 Year Maturity Index (I39299US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 3 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 3 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 2.5 years, but less than 3.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 2.5 years, but less than 3.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 568 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the banking industry or sector, which comprised approximately 13.38% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 3-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

5.	F/m 5-Year Investment Grade Corporate Bond

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 5-Year Investment Grade Corporate Bond ETF (the “F/m 5-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 5 Year Maturity Index (I39328US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 5 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 5 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 4.5 years, but less than 5.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 4.5 years, but less than 5.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 603 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 13.93% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 5-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

6.	F/m 7-Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 7-Year Investment Grade Corporate Bond ETF (the “F/m 7-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 7 Year Maturity Index (I39331US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 7 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit +144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 7 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 6.5 years, but less than 7.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 6.5 years, but less than 7.5 years, remaining until maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 425 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 13.18% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 7-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

7.	F/m 10-Year Investment Grade Corporate Bond ETF (ZTEN)

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 10-Year Investment Grade Corporate Bond ETF (the “F/m 10-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 10 Year Maturity Index (I39298US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 10 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 10 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 9.5 years, but less than 10.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 9.5 years, but less than 10.5 years, remaining until maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 295 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 14.24% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 10-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

8.	F/m 20-Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 20-Year Investment Grade Corporate Bond ETF (the “F/m 20-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 20 Year Maturity Index (I39332US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 20 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 20 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 19.5 years, but less than 20.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 19.5 years, but less than 20.5 years, remaining to maturity (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 155 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cyclical (consumer staples) industry or sector, which comprised approximately 17.42% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 20-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

9.	F/m 30-Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 30-Year Investment Grade Corporate Bond ETF (the “F/m 30-Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 30 Year Maturity Index (I39334US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 30 Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of approximately 30 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have at least 29.5 years, but less than 30.5 years, remaining to maturity. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 29.5 years, but less than 30.5 years, remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 92 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the energy industry or sector, which comprised approximately 20.65% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 30-Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

10.	F/m 15+ Year Investment Grade Corporate Bond ETF

A.	Change in Investment Objective

The section entitled “Summary Section – Investment Objective” is changed to the following:

The investment objective of the F/m 15+ Year Investment Grade Corporate Bond ETF (the “F/m 15+ Year Bond ETF” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg US Liquid Corporate 15+ Year Maturity Index (I39335US).

B.	Change in Principal Investment Strategies

1.	The first paragraph of the section entitled “Summary Section – Principal Investment Strategies” is amended and restated as shown below:

The Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Bloomberg US Liquid Corporate 15+ Year Maturity Index (“Underlying Index”), a subset of the Bloomberg U.S. Credit + 144A Index (the “Parent Index”), that is comprised of selected investment-grade corporate bonds with a remaining term maturity of greater than or equal to 15 years. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in investment grade corporate bonds that have a remaining term maturity of greater than or equal to 15 years. For purposes of this policy, investment grade corporate bonds are publicly- and privately-offered debt securities issued by private issuers that are rated in the four highest credit categories (AAA, AA, A, BBB, or an equivalent rating) by at least one nationally recognized rating agency or are unrated securities that the Adviser considers to be of comparable quality.

2.	The first three paragraphs of the section entitled “Summary Section – Principal Investment Strategies – The Underlying Index and Parent Index” are amended and restated as shown below:

The Underlying Index was created in January 2025, with history backfilled to January 1, 2011, by Bloomberg Index Services Limited (the “Index Provider”). The Underlying Index is comprised of selected investment-grade corporate bonds of both U.S. and non-U.S. issuers that (i) are included in the Parent Index; (ii) have at least 15 years remaining to maturity, and (iii) have at least $300 million face value amount outstanding. Of the qualifying securities, the Index Provider selects one per issuer for inclusion in the Underlying Index based on the priority of (1) time since issue, (2) ranking, and (3) amount outstanding. Most recent issuances are selected first, followed by ranking (with senior bonds selected first) and then the issue with the largest outstanding principal amount is selected. Underlying Index constituents are equally weighted. The Underlying Index is reconstituted and rebalanced by the Index Provider on the third-to-last business day of each month, and there is no limit to the number of issues included in the Underlying Index. As of February 28, 2025, the Underlying Index included approximately 703 constituents. As of February 28, 2025, the Underlying Index was most concentrated in securities of companies in the consumer non-cylical (consumer staples) industry or sector, which comprised approximately 25.04% of the Underlying Index as of that date. Because the Underlying Index is reconstituted and rebalanced monthly, the components of the Underlying Index are likely to change over time.

The Parent Index was created in April 2018, with history backdated to January 1, 1998, by the Index Provider. The Parent Index consists of investment-grade US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets bonds that have a remaining maturity of greater than or equal to one year, have been publicly issued in the U.S. domestic market, and have $300 million or more of outstanding face value. The Index Provider deems securities as “investment grade” based on the middle rating of Fitch Ratings, Inc. (BBB- or better), Moody’s Investors Service, Inc. (Baa3 or better) and/or Standard & Poor’s Financial Services LLC, a subsidiary of S&P Global (BBB- or better). When a rating from only two agencies is available, the lower is used. In addition, the securities in the Parent Index must be denominated in U.S. dollars and, with limited exception, must be fixed rate. Bonds that convert from fixed to floating rate, including fixed-to-float perpetuals, will exit the Parent Index one (1) year prior to conversion to floating-rate. Excluded from the Parent Index are contingent capital securities, bonds with equity type features (e.g., warrants, convertibles, preferreds), taxable and tax-exempt municipal securities, inflation-linked bonds, floating-rate issues, private placements, retail bonds, USD25/USD50 par bonds, structured notes, pass-through certificates, and illiquid securities with no available internal or third-party pricing source. The Parent Index is market capitalization-weighted, and the securities included in the Parent Index are updated by the Index Provider on the last business day of each month.

Each of the Underlying Index and Parent Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. The Index Provider calculates each of the Underlying Index and Parent Index on a total return basis. Additional information regarding the Underlying Index is available at https://www.bloomberg.com/professional/products/indices/fixed-income/.

C.	Change in Portfolio Manager

The Section entitled “Management – Portfolio Managers” is amended by removing Justin Hennessey as a Portfolio Manager and replacing him with Richard Scargill, as shown below:

Team Member	Primary Titles	Start Date with Fm 15+ Year Bond ETF
John Han, CFA®	Vice President, Head of Leveraged Credit, and Portfolio Manager	Inception
Richard Scargill	Senior Vice President, Director of Fixed Income Strategies, and Senior Portfolio Manager	February 1, 2025
Marcin Zdunek	Managing Director, Head of Capital Markets & Portfolio Manager	Inception

11.	The section entitled “Additional Information About the Funds – Investment Objective” is amended and restated as shown below:

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of each Fund’s benchmark (each a “Underlying Index” and more than one constituting “Underlying Indices”). Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fund	Underlying Index
F/m 6-Month ETF	Bloomberg US Liquid Corporate 6 Month Maturity Index
F/m 9-18 Month ETF	Bloomberg US Liquid Corporate 9-18 Month Maturity Index
F/m 2-Year Bond ETF	Bloomberg US Liquid Corporate 2 Year Maturity Index
F/m 3-Year Bond ETF	Bloomberg US Liquid Corporate 3 Year Maturity Index
F/m 5-Year Bond ETF	Bloomberg US Liquid Corporate 5 Year Maturity Index
F/m 7-Year Bond ETF	Bloomberg US Liquid Corporate 7 Year Maturity Index
F/m 10-Year Bond ETF	Bloomberg US Liquid Corporate 10 Year Maturity Index
F/m 20-Year Bond ETF	Bloomberg US Liquid Corporate 20 Year Maturity Index
F/m 30-Year Bond ETF	Bloomberg US Liquid Corporate 30 Year Maturity Index
F/m 15+ Year Bond ETF	Bloomberg US Liquid Corporate 15+ Year Maturity Index

12.        The section entitled “Management of the Funds – The Adviser’s Investment Management Team” is amended and restated as shown below:

John Han, Richard Scargill and Marcin Zdunek serve as each Fund’s portfolio managers and are jointly responsible for the portfolio management decisions for the Funds.

John Han

Mr. Han, CFA®, CPA® (inactive) is the Head of Leveraged Credit and Portfolio Manager of the Adviser. He is responsible for credit research and portfolio management of high yield strategies. He joined Oakhurst Capital Management, LLC (“Oakhurst”), an affiliated entity of the Adviser, in November 2020 when his prior firm, First Western Capital Management (“First Western”), was acquired. Prior thereto, Mr. Han was an investment professional and advisor at East West Bank, MidCap Financial, CIM Group and Houlihan Lokey. Mr. Han begin his career in the structured finance advisory practice of KPMG He received his bachelor’s from University of California, Los Angeles, graduating summa cum laude, and his master’s in accounting from the Kelley School of Business at Indiana University.

Richard Scargill

Mr. Scargill is Director of Fixed Income Strategies and a Senior Portfolio Manager for the Adviser. Prior to joining the firm in 2002, Mr. Scargill was a Vice President and portfolio manager for Zurich Scudder Investments where he was responsible for managing over $5 billion in mutual fund and institutional taxable fixed income assets. Mr. Scargill was at Zurich Scudder Investments for 12 years. Mr. Scargill has more than 25 years of investment industry experience and over 20 years managing fixed income portfolios.

Marcin Zdunek

Mr. Zdunek is the Managing Director, Head of Capital Markets & Portfolio Manager at the Adviser and is responsible for all aspects of trading and trade support. He joined the Adviser in November 2020 when his prior firm, First Western Capital Management (“First Western”) in 2007, was acquired. Prior to joining First Western, Mr. Zdunek was a Supervisor in Fixed Income and Equity Trading at AIG Global Investment Group. Mr. Zdunek’s prior positions included Senior Fixed Income Trade Support Specialist at Alliance Capital Management and a Fixed Income Associate/ Supervisor at Morgan Stanley.

The SAI provides additional information about the compensation of each Portfolio Manager, other accounts managed by them, and their ownership of Shares of the Funds.

Investors should retain this supplement for future reference

THE RBB FUND, INC.

F/m 6-Month Investment Grade Corporate Bond ETF

F/m 9-18 Month Investment Grade Corporate Bond ETF

F/m 2-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTRE)

F/m 5-Year Investment Grade Corporate Bond ETF

F/m 7-Year Investment Grade Corporate Bond ETF

F/m 10-Year Investment Grade Corporate Bond ETF | (Nasdaq: ZTEN)

F/m 20-Year Investment Grade Corporate Bond ETF

F/m 30-Year Investment Grade Corporate Bond ETF

F/m 15+ Year Investment Grade Corporate Bond ETF

(each a “Fund” and together the “Funds”)

______________________________________________________________________

Supplement dated April 2, 2025

to the Statement of Additional Information (“SAI”) dated December 31, 2024

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

At a meeting of the Board of Directors (“Board”) of The RBB Fund, Inc. held on February 5-6, 2025, the Board approved certain changes relating to the Funds, as described below, which will be effective in 60 days:

1.	The section entitled “Additional Information About the Funds – Investment Objective” is amended and restated as shown below:

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of each Fund’s benchmark (each a “Underlying Index” and more than one constituting “Underlying Indices”). Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fund	Underlying Index
F/m 6-Month ETF	Bloomberg US Liquid Corporate 6 Month Maturity Index
F/m 9-18 Month ETF	Bloomberg US Liquid Corporate 9-18 Month Maturity Index
F/m 2-Year Bond ETF	Bloomberg US Liquid Corporate 2 Year Maturity Index
F/m 3-Year Bond ETF	Bloomberg US Liquid Corporate 3 Year Maturity Index
F/m 5-Year Bond ETF	Bloomberg US Liquid Corporate 5 Year Maturity Index
F/m 7-Year Bond ETF	Bloomberg US Liquid Corporate 7 Year Maturity Index
F/m 10-Year Bond ETF	Bloomberg US Liquid Corporate 10 Year Maturity Index
F/m 20-Year Bond ETF	Bloomberg US Liquid Corporate 20 Year Maturity Index
F/m 30-Year Bond ETF	Bloomberg US Liquid Corporate 30 Year Maturity Index
F/m 15+ Year Bond ETF	Bloomberg US Liquid Corporate 15+ Year Maturity Index

2.	The Section entitled “Portfolio Managers” is amended and restated as shown below:

John Han, Richard Scargill, and Marcin Zdunek are the portfolio managers responsible for investment-related services provided to the Funds. The following table provides information regarding accounts managed by each portfolio manager as of December 31, 2024.

Portfolio Manager; Other Accounts	Total Accounts		Accounts With Performance-Based Fees
	Number	Assets	Number	Assets
John Han
Registered Investment Companies	4	$380,000,000	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$18,000,000	0	$0

Richard Scargill
Registered Investment Companies	3	$352,867,472	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	518	$4,370,270,461	0	$0

Marcin Zdunek
Registered Investment Companies	14	$6,602,824,718	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	2,653	$1,305,777,567	0	$0

Portfolio Manager Compensation

The compensation structure for the portfolio managers is based upon a fixed salary, as well as a discretionary bonus determined by the management of the Adviser. Salaries are determined by management and are based on an individual’s position and overall value to the firm. Bonuses are also determined by management and are based on the individual’s overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses are not based upon criteria such as the performance of the Funds or the value of assets included in the Funds’ portfolio.

Material Conflicts of Interest

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities and other investments among all accounts it manages are fairly and equitably allocated. In accordance with the Adviser’s trade rotation policy, there will be cases where a Fund will trade after other accounts.

Ownership of Fund Shares by the Portfolio Managers

Portfolio Managers Ownership in the Funds. As of December 31, 2024, each portfolio manager that retained decision making authority over a Fund’s management beneficially owned the following dollar range of Shares of such Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or Over $1,000,000).

Fund Names (1)	John Han	Richard Scargill	Marcin Zdunek
F/m 2-Year Bond ETF	None	None	None
F/m 3-Year Bond ETF	None	None	None
F/m 10-Year Bond ETF	None	None	None

(1)	The F/m 6-Month ETF, F/m 9-18 Month ETF, F/m 5-Year Bond ETF, F/m 7-Year Bond ETF, F/m 20-Year Bond ETF and F/m 15+ Year Bond ETF had not commenced operations as of the fiscal year ended August 31, 2024.

Investors should retain this supplement for future reference